PROPERTY, EQUIPMENT AND INTANGIBLE ASSETS, NET (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Property, Equipment and Intangible Assets [Line Items]
Less: accumulated depreciation	$ (7,723,190)		$ (6,525,834)
Property and equipment, net	5,253,805		5,194,465
Intangible assets, net	11,219,760		11,235,078
Less: accumulated amortization	(76,365)		(70,085)
Property, equipment and intangible assets, net	16,473,565		16,429,543
Depreciation and amortization expenses	1,315,796	$ 1,426,385
Licenses
Property, Equipment and Intangible Assets [Line Items]
Intangible assets, net	10,004,563		10,004,563
Trading Right
Property, Equipment and Intangible Assets [Line Items]
Intangible assets, net	127,566		128,026
Others
Property, Equipment and Intangible Assets [Line Items]
Intangible assets, net	1,051,506		1,057,434
Electronic Equipment
Property, Equipment and Intangible Assets [Line Items]
Property and equipment, gross	8,810,410		7,809,971
Office Equipment
Property, Equipment and Intangible Assets [Line Items]
Property and equipment, gross	836,762		873,192
Leasehold improvement
Property, Equipment and Intangible Assets [Line Items]
Property and equipment, gross	1,641,913		1,657,837
Software
Property, Equipment and Intangible Assets [Line Items]
Property and equipment, gross	1,687,910		1,379,299
Trademark
Property, Equipment and Intangible Assets [Line Items]
Intangible assets, net	$ 112,490		$ 115,140